Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (27)	$ (23)
Post-employment benefit plans and OPEBs cost	(4)	(3)
Share-based compensation	(23)	(23)
Key management personnel and board of directors compensation expense	$ (54)	$ (49)